UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                              Please print or type.

1.   Name and address of issuer:  Fund for  Government  Investors
                                  4922 Fairmont Avenue
                                  Bethesda, Maryland 20814

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.   Investment Company Act File Number: 811-2539

     Securities Act File Number: 2-52552

4(a). Last day of fiscal year for which this notice is filed: December 31, 1997

(b). | | Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).| | Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

         (i)       Aggregate sale price of securities sold during
                   the fiscal year pursuant to section 24f-2:                                                $3,003,460,527
                                                                                                             --------------

         (ii)      Aggregate price of securities redeemed or
                   repurchased during the fiscal year:                 $2,966,472,206

         (iii)     Aggregate price of securities  redeemed or
                   repurchased during any prior fiscal year
                   ending no earlier than October 11, 1995
                   that were not  previously  used to reduce
                   registration  fees payable to the
                   Commission:                                         $ 41,869,477
                                                                       ------------



                                                             1




         (iv)      Total available redemption credits
                   [add Items 5(ii) and 5(iii)]:                                                             $3,008,341,683

         (v)       Net  sales  -- if  Item  5(i)  is  greater
                   than  Item  5(iv) [subtract Item 5(iv) from
                   Item 5(i)]:                                                                                --

         (vi)      Redemption  credits  available  for use in
                   future years -- if Item 5(i) is less than
                   Item 5(iv) [subtract Item 5(iv) from
                   Item 5(i)]:                                        $ (4,881,156)
                                                                      -------------

         (vii)     Multiplier for determining registration
                   fee (See Instruction C.9):                                                                X 0.000295

         (viii)    Registration  fee due  [multiply  Item
                   5(v) by Item  5(vii)] (enter "0" if no
                   fee is due):                                                                             = $0

6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     __________.

7. Interest due --- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                           + $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                           = $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                   | |     Wire Transfer
                   | |     Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Edward J. Karpowicz
                                    Edward J. Karpowicz
                                    Controller

Date:    2/27/98

  * Please print the name and title of the signing officer below the signature.